Angel Oak Total Return Bond Fund
Schedule of Investments
April 30, 2023 (Unaudited)
	Principal
	Amount	Value
Asset-Backed Securities ― 9.48%
Foundation Finance Trust, Series 2021-1A, Class B, 1.870%, 5/15/2041 (a)	$596,000	$520,688
Foundation Finance Trust, Series 2021-2A, Class D, 5.730%, 1/15/2042 (a)	500,000	466,382
Goldman Home Improvement Trust, Series 2021-GRN2, Class D, 4.000%, 6/25/2051 (a)	500,000	447,264
GoodLeap Sustainable Home Solutions Trust, Series 2021-3CS, Class A, 2.100%, 5/20/2048 (a)	397,018	321,511
Helios Issuer LLC, Series 2021-B, Class A, 1.620%, 7/20/2048 (a)	851,545	717,027
Loanpal Solar Loan Ltd., Series 2021-1GS, Class A, 2.290%, 1/20/2048 (a)	333,703	251,582
Mosaic Solar Loan Trust, Series 2021-2A, Class B, 2.090%, 4/22/2047 (a)	371,351	299,970
Mosaic Solar Loans LLC, Series 2017-2A, Class A, 3.820%, 6/22/2043 (a)	59,627	55,400
Tricolor Auto Securitization Trust, Series 2022-1A, Class F, 9.800%, 7/16/2029 (a)	200,000	192,464
TOTAL ASSET-BACKED SECURITIES (Cost ― $3,804,444)		$3,272,288

Commercial Mortgage-Backed Securities ― 3.94%
BBCMS Mortgage Trust, Series 2022-C17, Class A5, 4.441%, 9/17/2055	200,000	187,848
Greystone CRE Notes Ltd., Series 2021-HC2, Class C, 8.254% (TSFR1M + 3.364%), 12/15/2039 (a)(b)(c)	250,000	229,051
Med Trust, Series 2021-MDLN, Class D, 6.948% (1 Month LIBOR USD + 2.000%), 11/15/2038 (a)(b)	498,519	477,276
X-Caliber Funding LLC, 5.000%, 10/15/2024 (a)	500,000	466,137
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost ― $1,407,539)		$1,360,312

Commercial Mortgage-Backed Securities - U.S. Government Agency ― 4.55%
Federal Home Loan Mortgage Corp., Series 2019-KF58, Class B, 7.008% (1 Month LIBOR USD + 2.150%), 1/25/2026 (a)(b)	253,287	242,418
Federal Home Loan Mortgage Corp., Series K-G05, Class A2, 2.000%, 1/25/2031	250,000	214,518
Federal Home Loan Mortgage Corp., Series 2022-KSG3, Class A2, 2.650%, 5/25/2032 (d)	200,000	176,940
Federal Home Loan Mortgage Corp., Series K-SG4, Class A2, 3.400%, 8/25/2032 (d)	1,000,000	937,869
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES - U.S. GOVERNMENT AGENCY (Cost ― $1,619,781)		$1,571,745

Corporate Obligations ― 15.12%
Basic Materials ― 0.69%
Compass Minerals International, Inc., 6.750%, 12/1/2027 (a)	250,000	240,002

Consumer, Cyclical ― 1.90%
Suburban Propane Partners LP / Suburban Energy Finance Corp., 5.000%, 6/1/2031 (a)	750,000	656,646

Energy ― 2.37%
New Fortress Energy, Inc., 6.750%, 9/15/2025 (a)	625,000	596,171
Venture Global Calcasieu Pass LLC, 4.125%, 8/15/2031 (a)	250,000	221,777
		817,948
Financial ― 8.35%
Bank of America Corp., 5.288% (SOFR + 1.910%), 4/25/2034 (b)	200,000	201,084
Forbright, Inc., 4.000% (TSFR3M + 2.890%), 1/1/2032 (a)(b)	500,000	435,356
Dime Community Bancshares, Inc., 5.000% (TSFR3M + 2.180%), 5/15/2032 (b)	500,000	443,579
HAT Holdings I LLC / HAT Holdings II LLC, 3.375%, 6/15/2026 (a)	500,000	443,269
Mercantile Bank Corp., 3.250% (SOFR + 2.120%), 1/30/2032 (b)	500,000	424,407
Morgan Stanley, 5.250% (SOFR + 1.870%), 4/21/2034 (b)	200,000	201,731
Preferred Bank, 3.375% (TSFR3M + 2.780%), 6/15/2031 (b)	250,000	202,199
Renasant Corp., 3.000% (TSFR3M + 1.910%), 12/1/2031 (b)	300,000	227,626
Wells Fargo & Co., 5.389% (SOFR + 2.020%), 4/24/2034 (b)	300,000	304,513
		2,883,764
Industrial ― 1.81%
Covanta Holding Corp., 4.875%, 12/1/2029 (a)	250,000	222,725
Seaspan Corp., 5.500%, 8/1/2029 (a)	500,000	400,620
		623,345
TOTAL CORPORATE OBLIGATIONS (Cost ― $5,871,469)		$5,221,705

Exchange Traded Funds ― 4.36%	Shares
Goldman Sachs Access Investment Grade Corporate Bond ETF	10,900	500,523
iShares iBoxx Investment Grade Corporate Bond ETF	4,585	504,029
SPDR Portfolio Corporate Bond ETF	17,100	502,141
TOTAL EXCHANGE TRADED FUNDS (Cost ― $1,495,082)		$1,506,693
	Principal
Residential Mortgage-Backed Securities ― 14.86%	Amount
BRAVO Residential Funding Trust, Series 2021-A, Class A1, 1.991%, 10/25/2059 (a)(e)	$301,565	289,980
COLT Mortgage Loan Trust, Series 2021-3, Class M1, 2.304%, 9/27/2066 (a)(d)	135,000	80,649
Credit Suisse Mortgage Trust, Series 2021-AFC1, Class M1, 2.193%, 3/25/2056 (a)(d)	1,000,000	623,026
Credit Suisse Mortgage Trust, Series 2021-NQM2, Class M1, 2.282%, 2/25/2066 (a)(d)	50,000	32,960
Deephaven Residential Mortgage Trust, Series 2021-2, Class M1, 2.217%, 4/25/2066 (a)(d)	100,000	67,217
Ellington Financial Mortgage Trust, Series 2021-2, Class M1, 2.296%, 6/25/2066 (a)(d)	139,000	85,025
Imperial Fund Mortgage Trust, Series 2021-NQM1, Class A3, 1.617%, 6/25/2056 (a)(d)	279,430	233,744
JP Morgan Mortgage Trust, Series 2020-2, Class B4, 3.827%, 7/25/2050 (a)(d)	355,942	278,314
JP Morgan Mortgage Trust, Series 2020-3, Class B4, 3.846%, 8/25/2050 (a)(d)	354,289	277,753
MFA Trust, Series 2021-RPL1, Class A2, 2.072%, 7/25/2060 (a)(d)	500,000	403,386
MFA Trust, Series 2021-RPL1, Class M2, 2.855%, 7/25/2060 (a)(d)	500,000	390,514
Mill City Mortgage Loan Trust, Series 2017-2, Class M3, 3.250%, 7/25/2059 (a)(d)	160,000	143,536
Oaktown Re Ltd., Series 2018-1A, Class M1, 6.570% (1 Month LIBOR USD + 1.550%), 7/25/2028 (a)(b)	200,240	195,494
OBX Trust, Series 2022-INV1, Class A18, 3.000%, 12/25/2051 (a)(d)	192,643	161,190
PRPM LLC, Series 2021-RPL1, Class M1, 2.680%, 7/25/2051 (a)(d)	1,000,000	801,018
SG Residential Mortgage Trust, Series 2019-3, Class A1, 2.703%, 9/25/2059 (a)(d)	95,668	88,885
Towd Point Mortgage Trust, Series 2020-4, Class M1, 2.875%, 10/25/2060 (a)	565,000	444,391
Verus Securitization Trust, Series 2021-R3, Class A3, 1.380%, 4/25/2064 (a)(d)	65,798	57,036
Verus Securitization Trust, Series 2021-5, Class M1, 2.331%, 9/25/2066 (a)(d)	250,000	174,273
Wells Fargo Mortgage Backed Securities, Series 2021-2, Class A3, 2.500%, 6/25/2051 (a)(d)	356,220	302,680
TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (Cost ― $5,853,170)		$5,131,071

Residential Mortgage-Backed Securities - U.S. Government Agency ― 38.48%
Federal Home Loan Mortgage Corp., 2.000%, 6/1/2036	392,029	352,915
Federal Home Loan Mortgage Corp., 3.000%, 1/1/2052	924,448	830,047
Federal Home Loan Mortgage Corp., 5.000%, 7/1/2052	389,683	390,153
Federal Home Loan Mortgage Corp., 5.000%, 8/1/2052	963,677	959,418
Federal Home Loan Mortgage Corp., 3.500%, 9/1/2052	341,036	316,655
Federal National Mortgage Association, 4.000%, 4/1/2042	518,694	505,643
Federal National Mortgage Association, 4.500%, 7/1/2052	388,023	379,411
Federal National Mortgage Association, 4.500%, 8/1/2052	983,162	961,342
Federal National Mortgage Association, 5.000%, 8/1/2052	959,134	954,895
Federal National Mortgage Association, 5.000%, 9/20/2052	1,002,256	997,199
Federal National Mortgage Association, 5.500%, 10/20/2052	936,277	942,123
Government National Mortgage Association, 2.000%, 5/20/2036	220,904	197,577
Government National Mortgage Association, 2.500%, 2/20/2051	223,323	198,163
Government National Mortgage Association, 2.500%, 4/20/2051	244,700	214,838
Government National Mortgage Association, 2.500%, 4/20/2051	246,536	218,760
Government National Mortgage Association, 2.500%, 4/20/2051	258,009	228,458
Government National Mortgage Association, 2.500%, 4/20/2051	149,161	132,450
Government National Mortgage Association, 4.500%, 8/20/2052	841,115	824,879
Government National Mortgage Association, 5.500%, 8/20/2052	487,030	490,071
Government National Mortgage Association, 5.500%, 9/20/2052	520,413	523,662
Government National Mortgage Association, 5.000%, 10/20/2052	492,178	489,695
Government National Mortgage Association, 5.000%, 11/20/2052	493,712	491,221
Government National Mortgage Association, 5.500%, 11/20/2052	346,154	348,316
Government National Mortgage Association, 5.500%, 12/20/2052	495,325	498,417
Government National Mortgage Association, 4.500%, 2/20/2053	856,488	839,955
TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES - U.S. GOVERNMENT AGENCY (Cost ― $13,599,273)		$13,286,263

Residential Mortgage-Backed Securities - U.S. Government Agency Credit Risk Transfer ― 1.42%
Federal Home Loan Mortgage Corp., Series 2021-DNA6, Class B1, 8.215% (SOFR30A + 3.400%), 10/25/2041 (a)(b)	500,000	489,688
TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES - U.S. GOVERNMENT AGENCY CREDIT RISK TRANSFER (Cost ― $475,876)		$489,688

U.S. Treasury Notes ― 4.31%
0.375%, 4/15/2024	500,000	479,300
4.625%, 2/28/2025	1,000,000	1,007,851
TOTAL U.S. TREASURY NOTES (Cost ― $1,489,080)		$1,487,151

Short-Term Investments ― 2.40%
U.S. Treasury Bills ― 1.43%
4.649%, 7/11/2023 (f)	500,000	495,222

Money Market Funds ― 0.97%	Shares
First American Government Obligations Fund, Class U, 4.746% (g)	333,319	333,319
TOTAL SHORT-TERM INVESTMENTS (Cost ― $828,682)		$828,541
TOTAL INVESTMENTS ― 98.92% (Cost ― $36,444,396)		$34,155,457
Other Assets in Excess of Liabilities ― 1.08%		374,575
NET ASSETS ― 100.00%		$34,530,032

LIBOR:	London Inter-Bank Offered Rate
SOFR:	Secured Overnight Financing Rate
SOFR30A:	Secured Overnight Financing Rate 30 Day Average
TSFR1M:	1 Month Term Secured Overnight Financing Rate
TSFR3M:	3 Month Term Secured Overnight Financing Rate

(a)
Security exempt from registration under Rule 144A or Section 4(a)(2) of the Securities Act of 1933.  The security may be resold in transactions exempt from registration, normally to qualified institutional buyers.
These securities are determined to be liquid by the Adviser, under the procedures established by the Fund's Board of Trustees, unless otherwise denoted. At April 30, 2023, the value of these securities amounted to $13,524,495 or 39.17% of net assets.

(b)
Variable or floating rate security based on a reference index and spread.  Certain securities are fixed to variable and currently in the fixed phase. Securities that reference SOFR may have been subject to a credit spread adjustment, particularly legacy holdings that previously referenced LIBOR and have transitioned to SOFR as the base lending rate. Rate disclosed is the rate in effect as of April 30, 2023.

(c)	Illiquid security. At April 30, 2023, the value of these securities amounted to $229,051 or 0.66% of net assets.
(d)	Variable rate security. The coupon is based on an underlying pool of assets. Rate disclosed is the rate in effect as of April 30, 2023.
(e)	Step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate disclosed is the rate in effect as of April 30, 2023.
(f)	Rate disclosed is the effective yield as of April 30, 2023.
(g)	Rate disclosed is the seven day yield as of April 30, 2023.

Schedule of Open Futures Contracts

Long Futures Contracts	Expiration Month	Number of Contracts	Notional Value	Value & Unrealized Appreciation (Depreciation)

10-Year U.S. Treasury Note Future	June 2023	52	$5,990,563	$141,193
U.S. Treasury Bond Future	June 2023	16	2,106,500	77,444
Total				$218,637

Securities Valuation and Fair Value Measurements (Unaudited)

The Fund records its investments at fair value in accordance with fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs, if any, during the period. In addition, these standards require expanded disclosure for each major category of assets. These inputs are summarized in the three broad levels listed below:

Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments based on the best information available)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Investments in registered open-end management investment companies, including money market funds, will be valued based upon the net asset value ("NAV") of such investments and are categorized as Level 1 of the fair value hierarchy.

Fair values for long-term debt securities, including asset-backed securities ("ABS"), collateralized loan obligations ("CLOs"), collateralized mortgage obligations ("CMOs"), corporate obligations, whole loans, and mortgage-backed securities ("MBS") are normally determined on the basis of valuations provided by independent pricing services. Vendors typically value such securities based on one or more inputs, including but not limited to, benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and pricing models such as yield measurers calculated using factors such as cash flows, financial or collateral performance and other reference data. In addition to these inputs, MBS and ABS may utilize cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information. Securities that use similar valuation techniques and inputs are categorized as Level 2 of the fair value hierarchy. To the extent the significant inputs are unobservable; the values generally would be categorized as Level 3.

Equity securities, including preferred stocks, that are traded on a national securities exchange, except those listed on the Nasdaq Global Market®, Nasdaq Global Select Market® and the Nasdaq Capital Market® exchanges (collectively, “Nasdaq”), are valued at the last sale price at the close of that exchange. Securities traded on Nasdaq will be valued at the Nasdaq Official Closing Price. If, on a particular day, an exchange-listed or Nasdaq security does not trade, then: (i) the security shall be valued at the mean between the most recent quoted bid and asked prices at the close of the exchange; or (ii) the security shall be valued at the latest sales price on the Composite Market (defined below) for the day such security is being valued. “Composite Market” means a consolidation of the trade information provided by national securities and foreign exchanges and over-the-counter markets as published by a pricing service. In the event market quotations or Composite Market pricing are not readily available, fair value will be determined in accordance with the procedures adopted by the Board of Trustees (“Board”). All equity securities that are not traded on a listed exchange are valued at the last sale price at the close of the over-the-counter market. If a non-exchange listed security does not trade on a particular day, then the mean between the last quoted bid and asked price will be used as long as it continues to reflect the value of the security. If the mean is not available, then bid price can be used as long as the bid price continues to reflect the value of the security. Otherwise fair value will be determined in accordance with the procedures adopted by the Board. These securities will generally be categorized as Level 3 securities. When using the market quotations or close prices provided by the pricing service and when the market is considered active, the security will be classified as a Level 1 security. Sometimes, an equity security owned by the Fund will be valued by the pricing service with factors other than market quotations or when the market is considered inactive. When this happens, the security will be classified as a Level 2 security.

Short term debt securities having a maturity of 60 days or less are generally valued at amortized cost, which approximates fair market value. These investments are categorized as Level 2 of the fair value hierarchy.  Reverse repurchase agreements and repurchase agreements are priced at their acquisition cost, and assessed for credit adjustments, which represents fair value.  These securities will generally be categorized as Level 2 securities.

Financial derivative instruments, such as futures contracts, that are traded on a national securities or commodities exchange are typically valued at the settlement price determined by the relevant exchange. Swaps, such as credit default swaps, interest-rate swaps and currency swaps, are valued by a pricing service. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.  Over-the-counter financial derivative instruments, such as certain futures contracts or swap agreements, derive their values from underlying asset prices, indices, reference rates, other inputs or a combination of these factors. These instruments are normally valued on the basis of evaluations provided by independent pricing services or broker dealer quotations. Derivatives that use similar valuation techniques as described above are typically categorized as Level 2 of the fair value hierarchy.

Securities may be fair valued in accordance with the fair valuation procedures approved by the Board. The Valuation and Risk Management Oversight Committee is generally responsible for overseeing the Fund's valuation processes and reports quarterly to the Board. The board has selected Angel Oak Capital Advisors, LLC (the "Adviser") as the Valuation Designee. As such, the Valuation Committee of the Adviser has been delegated the day-to-day responsibilities for making all necessary determinations of the fair value of portfolio securities and other assets for which market quotations are not readily available or if the prices obtained from independent pricing services are deemed to be unreliable indicators of market or fair value. Representatives of the Valuation Designee's Valuation Committee report quarterly to the Valuation and Risk Management Oversight Committee.

The following is a summary of the investments by their inputs used to value the Fund's net assets as of April 30, 2023:

	Level 1	Level 2	Level 3	Total
Assets
Asset-Backed Securities	$-	$3,272,288	$-	$3,272,288
Commercial Mortgage-Backed Securities	-	1,360,312	-	1,360,312
Commercial Mortgage-Backed Securities - U.S. Government Agency	-	1,571,745	-	1,571,745
Corporate Obligations	-	5,221,705	-	5,221,705
Exchange Traded Funds	1,506,693	-	-	1,506,693
Residential Mortgage-Backed Securities	-	5,131,071	-	5,131,071
Residential Mortgage-Backed Securities - U.S. Government Agency	-	13,286,263	-	13,286,263
Residential Mortgage-Backed Securities - U.S. Government Agency Credit Risk Transfer	-	489,688	-	489,688
U.S. Treasury Notes	-	1,487,151	-	1,487,151
Short-Term Investments	333,319	495,222	-	828,541
Total	$1,840,012	$32,315,445	$-	$34,155,457
Other Financial Instruments
Assets
Futures Contracts*	$218,637	$-	$-	$218,637

*Futures are reflected at the unrealized appreciation (depreciation) on the instrument as presented in the Schedule of Investments.

See the Schedule of Investments for further disaggregation of investment categories. During the period ended April 30, 2023, the Fund did not recognize any transfers to or from Level 3.

The average monthly notional value of long futures contracts during the period ended April 30, 2023, was $9,482,645.